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Form N-SAR:
Screens From the SEC's N-SAR Software

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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name       Variable Account I - AIG Life Insurance Company

          File Number               811-5301

          Registrant CIK Number:   0000820627



 Report as of the end of semiannual period:  /  /    (a)
                            or fiscal year: 12/31/97    (b)
     Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): N Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1.A)  Registrant Name:   Variable Account I - AIG Life Insurance Company
  B)  File Number:   811-5301
  C)  Telephone Number:  (302) 594-2987
2.A)  Street:  One Alico Plaza, 600 King Street
  B)  City: Wilmington   C) State: DE D) Zip Code: 19801 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the  Registrant?(Y or N) --N--
4. Is this the last  filing  on this  form by the  Registrant?(Y  or N)  -N-
5. Is Registrant  a  small  business  investment  company  (SBIC)?(Y  or N) -N-
6. Is Registrant a unit investment trust (UIT)?(Y or N) -------Y-----









UNIT INVESTMENT TRUSTS
For period ending:   12/31/97
File Number:  811-5301

127. Life opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                            Number of    Total Assest       Total Income
                            Series       ($000's  omitted)  Distributions
                            Investing)                      ($000's omitted)

A.   U.S. Treasury
     direct issue           __________     __________       __________

B.   U.S. Government
     agency                ___________    __________       __________

C.   State and municipal
     tax-free              ___________    __________       __________

D.   Public utility debt   ___________    __________       __________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                ___________    __________       __________
F.   All other corporate
     intermed. & long-term
     debt                  ___________    __________       __________

G.   All other corporate
     short-term debt       ___________    __________       __________

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers    ___________    __________       __________

I.   Investment company
     equity securities     ____________   __________       __________
J.   All other equity
     securities                7          $ 996,339        $26,928

K.   Other securities      ___________    __________       __________

L.   Total assets of all
     series of
     registrant                7          $ 996,339        $26,928

131. Total expenses incurred by all series of Registrant during the current

     reporting period ($000's omitted)  $     10,715

February 27, 1998

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DE  20549

Re:  N-SAR 1997
     AIG Life Insurance Company
     Variable Account I

Dear Sirs:

This report is signed on behalf of the registrant in the City of Wilmington, and State of Delaware on the 27th day February 1998.

Witness:  /s/                           /s/
          Edward F. Bacon               Howard Gunton
          Director                      Senior Vice-President
                                        Chief Financial Officer